DARIN SMITH Vice President and Associate General Counsel (319) 573-2676 darin.smith@equitable.com

March 31, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Equitable Financial Life Insurance Company

       Post-Effective Amendment No. 3 to Form S-3 Registration Statement

       Registration Statement No. 333-262807

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Post-Effective Amendment No. 3 on Form S-3 Registration Statement (“Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structured Investment Option® (“SIO”) under the Structured Capital Strategies PLUS® 21 contracts to be offered by Equitable Financial.

Purpose of the Filing

The purpose of this filing is to modify the Segment Interim Value calculation to conform to the National Association Insurance Commissioners (NAIC) new standard being adopted by the State Departments of Insurance.

Request for Selective Review

Because the Registration Statement includes primarily prospectuses and other information that were included in the prior the Form S-3A registration statement and amendments thereto, we believe selective review of the Registration Statement is appropriate. In particular, the Registration Statement includes a prospectus which is substantially similar to the November 14, 2022, prospectus for the Structured Capital Strategies PLUS® 21 contracts with the one exception being the change to the Segment Interim Value calculation to conform to the new NAIC standard being adopted by the State Departments of Insurance.

We will file a Post-Effective Amendment on or about April 19, 2023, that will address any Staff comments. Equitable Financial will also request acceleration of the effectiveness of the Registration Statement.

Please contact the undersigned at (319) 573-2676 if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104